Note payable	12 Months Ended
Dec. 31, 2021
Note payable
Note payable

10.Note payable

The note payable due to Arqueana Empreendimentos e Participações S.A. (“Arqueana”) is denominated in Brazilian Reais and subject to interest in Brazilian Reais as per the monthly variation of the CDI (the Brazilian Interbank rate) from December 11, 2017 to the due date of their respective payments. Interest on overdue payments accrues at 1% per month plus a 10% penalty.

10.Note payable (continued)

	2021	2020
Opening balance as of January 1,	$2,204,045	$3,883,733
Accretion (adjustment to present value)	36,665	167,477
Interest	17,990	98,831
Fair value adjustment (gain)	—	(29,052)
Unrealized foreign exchange gain	(112,997)	(890,992)
Repayment of Interest	(273,882)	(125,176)
Repayment	(1,601,696)	(900,776)
Closing balance as of December 31,	$270,125	$2,204,045

The following payment schedules due at December 31,2021 are as follows:

		Canadian
		equivalent to	Carrying value
	Reais	Reais	December 31,
Due date	(undiscounted)	(undiscounted)	2021
March 28, 2022	1,000,000	229,153	$270,125
Carrying value - Current	—	—	$270,125

Carrying value
December 31,
Carrying value	2020
Current	$1,941,349
Long-term	262,696
$2,204,045